Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	6 Months Ended		11 Months Ended
	Oct. 31, 2015		Apr. 30, 2015		May. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	$ 3,247.1		$ 2,897.0		$ 3,060.2
Accumulated amortization	2,246.0		2,166.0		2,109.5
Total	1,001.1	[1]	731.0	[2]	950.7
Foreign currency translation adjustments	(5.8)		(42.4)
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	1,991.7		1,735.2		1,840.2
Accumulated amortization	1,223.4		1,168.4		1,118.2
Total	768.3	[1]	566.8	[2]	722.0
Acquired And Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	1,117.5		1,029.2		1,082.4
Accumulated amortization	893.7		868.5		859.0
Total	223.8	[1]	160.7	[2]	223.4
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	137.9		132.6		137.6
Accumulated amortization	128.9		129.1		132.3
Total	$ 9.0	[1]	$ 3.5	[2]	$ 5.3
Minimum [Member] | Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	2 years		2 years
Minimum [Member] | Acquired And Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	2 years		2 years
Minimum [Member] | Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	1 year		1 year
Maximum [Member] | Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	15 years		15 years
Maximum [Member] | Acquired And Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	11 years		11 years
Maximum [Member] | Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	20 years		20 years

[1]	Net intangible assets decreased from April 30, 2015 to October 31, 2015 by approximately $5.8 million due to cumulative foreign currency translation adjustments, reflecting movement in the currencies of the applicable underlying entities.
[2]	Net intangible assets decreased from May 31, 2014, to April 30, 2015, by approximately $42.4 million due to cumulative foreign currency translation adjustments, reflecting movement in the currencies of the applicable underlying entities.